Schedule of Investments
March 31, 2023
(Unaudited)
Invesco Select Risk: Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–99.55%(a)
	% of Net Assets 03/31/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/23	Value 03/31/23
Alternative Funds–4.89%
Invesco Global Real Estate Income Fund, Class R6	1.97%	$7,579,479	$308,030	$(650,244)	$161,591	$30,012	$50,578	941,555	$7,428,868
Invesco Macro Allocation Strategy Fund, Class R6(b)	2.92%	10,596,254	801,677	(256,459)	(69,669)	(32,145)	—	1,481,833	11,039,658
Total Alternative Funds		18,175,733	1,109,707	(906,703)	91,922	(2,133)	50,578		18,468,526
Domestic Equity Funds–10.57%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	2.04%	5,293,956	2,199,469	(122,514)	326,321	1,462	—	288,882	7,698,694
Invesco Main Street Small Cap Fund, Class R6	1.26%	4,735,550	314,983	(479,710)	255,547	(55,644)	—	257,321	4,770,726
Invesco Russell 1000® Dynamic Multifactor ETF	2.76%	9,843,737	301,923	(560,079)	843,367	(11,841)	46,125	224,072	10,417,107
Invesco S&P 500® Low Volatility ETF	2.23%	9,570,047	428,391	(1,339,888)	(153,869)	(85,923)	52,835	134,916	8,418,758
Invesco S&P 500® Pure Growth ETF	1.26%	8,729,704	566,302	(4,365,221)	(396,061)	238,126	44,942	31,579	4,772,850
Invesco S&P 500® Pure Value ETF	1.02%	5,754,378	—	(1,788,952)	(449,068)	335,036	32,615	50,743	3,851,394
Total Domestic Equity Funds		43,927,372	3,811,068	(8,656,364)	426,237	421,216	176,517		39,929,529
Fixed Income Funds–77.08%
Invesco 1-30 Laddered Treasury ETF	12.64%	62,791,886	645,744	(18,223,659)	6,061,591	(3,534,542)	353,861	1,593,492	47,741,020
Invesco Core Plus Bond Fund, Class R6	17.41%	74,777,453	832,548	(10,615,804)	3,573,670	(2,822,975)	832,573	7,138,425	65,744,892
Invesco Fundamental High Yield® Corporate Bond ETF	—	18,476,144	161,674	(18,644,857)	1,673,557	(1,666,518)	183,208	—	—
Invesco High Yield Fund, Class R6	10.37%	—	38,719,294	—	454,810	—	60,519	11,387,821	39,174,104
Invesco Income Fund, Class R6	0.98%	6,402,490	86,128	(2,890,932)	59,694	34,567	86,126	530,452	3,691,947
Invesco International Bond Fund, Class R6	7.70%	15,870,511	14,565,754	(1,780,871)	517,829	(108,306)	166,092	6,727,990	29,064,917
Invesco Master Loan Fund, Class R6	7.77%	28,835,120	595,399	—	(69,343)	—	590,440	1,941,774	29,361,176
Invesco Taxable Municipal Bond ETF(c)	8.29%	37,958,912	489,220	(8,751,720)	3,818,298	(2,193,865)	351,668	1,165,210	31,320,845
Invesco Variable Rate Investment Grade ETF(c)	11.92%	34,878,214	11,944,753	(1,838,736)	32,906	1,568	475,701	1,821,145	45,018,705
Total Fixed Income Funds		279,990,730	68,040,514	(62,746,579)	16,123,012	(10,290,071)	3,100,188		291,117,606
Foreign Equity Funds–6.30%
Invesco Developing Markets Fund, Class R6	1.27%	5,760,099	—	(1,581,451)	1,334,304	(736,299)	—	122,856	4,776,653
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	1.01%	—	3,711,371	—	114,623	—	—	86,836	3,825,994
Invesco Global Infrastructure Fund, Class R6	0.99%	3,674,829	24,237	—	54,814	—	19,979	318,395	3,753,880
Invesco International Select Equity Fund, Class R6	—	4,560,426	—	(4,766,785)	1,606,909	(1,400,550)	—	—	—
Invesco Oppenheimer International Growth Fund, Class R6	1.04%	—	3,760,498	—	148,455	—	—	106,802	3,908,953
Invesco RAFI™ Strategic Developed ex-US ETF	—	5,830,446	—	(6,003,114)	596,541	(423,873)	—	—	—
Invesco S&P Emerging Markets Low Volatility ETF	1.00%	3,748,559	20,520	(34,424)	40,638	(4,785)	23,661	162,312	3,770,508
Invesco S&P International Developed Low Volatility ETF	0.99%	3,768,321	10,787	(111,905)	85,852	(5,255)	43,105	136,981	3,747,800
Total Foreign Equity Funds		27,342,680	7,527,413	(12,497,679)	3,982,136	(2,570,762)	86,745		23,783,788
Money Market Funds–0.71%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)	0.25%	700,953	9,811,718	(9,574,024)	—	—	10,155	938,647	938,647
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–99.55%(a)
	% of Net Assets 03/31/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/23	Value 03/31/23
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)	0.18%	$500,821	$7,008,370	$(6,838,589)	$(26)	$(317)	$7,455	670,125	$670,259
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)	0.28%	801,089	11,213,392	(10,941,742)	—	—	11,595	1,072,739	1,072,739
Total Money Market Funds		2,002,863	28,033,480	(27,354,355)	(26)	(317)	29,205		2,681,645
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $402,649,561)	99.55%	371,439,378	108,522,182	(112,161,680)	20,623,281	(12,442,067)	3,443,233		375,981,094

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.65%
Invesco Private Government Fund, 4.78%(d)(e)	1.30%	—	12,753,948	(7,833,650)	—	—	33,908(f)	4,920,298	4,920,298
Invesco Private Prime Fund, 4.98%(d)(e)	3.35%	—	31,549,441	(18,892,972)	(2,876)	(1,398)	92,211(f)	12,652,195	12,652,195
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,575,369)	4.65%	—	44,303,389	(26,726,622)	(2,876)	(1,398)	126,119		17,572,493
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $420,224,930)	104.20%	$371,439,378	$152,825,571	$(138,888,302)	$20,620,405	$(12,443,465)	$3,569,352		$393,553,587
OTHER ASSETS LESS LIABILITIES	(4.20)%								(15,873,254)
NET ASSETS	100.00%								$377,680,333
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	5	June-2023	$1,034,438	$61,800	$61,800
Interest Rate Risk
Canada 10 Year Bonds	45	June-2023	4,200,666	170,144	170,144
EURO-BTP	54	June-2023	6,755,241	275,832	275,832
Euro-Bund	32	June-2023	4,714,191	183,931	183,931
Euro-OAT	59	June-2023	8,332,831	311,609	311,609
Japan 10 year Bonds	29	June-2023	32,351,572	574,431	574,431
Long Gilt	72	June-2023	9,179,459	273,563	273,563
Subtotal				1,789,510	1,789,510
Total Futures Contracts				$1,851,310	$1,851,310

(a)	Futures contracts collateralized by $359,581 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$373,299,449	$—	$—	$373,299,449
Money Market Funds	2,681,645	17,572,493	—	20,254,138
Total Investments in Securities	375,981,094	17,572,493	—	393,553,587
Other Investments - Assets*
Futures Contracts	1,851,310	—	—	1,851,310
Total Investments	$377,832,404	$17,572,493	$—	$395,404,897

*	Unrealized appreciation.
Invesco Select Risk: Conservative Investor Fund